Deferred acquisition costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs, Beginning Balance	$ 84.7	$ 74.6	$ 69.9
Acquisition costs deferred	220.7	137.7	122.8
Amortization expense	(186.7)	(126.7)	(116.2)
Other, including foreign exchange	2.2	(0.9)	(1.9)
Deferred Policy Acquisition Costs, Ending Balance	120.9	$ 84.7	$ 74.6
IMG
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Acquisition costs deferred	$ 2.9